Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Image International Group, Inc.
Entity Central Index Key	0001578523
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	IMGL
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017